UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         150 Federal Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         150 Federal Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: March 31, 2007



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.
				    NORTHEAST
                                    INVESTORS
                                      TRUST
                                 A NO-LOAD FUND
                               Semi-Annual Report
                              For the Period Ending
                                 March 31, 2007
Table of Contents
Letter to Shareholders                                                  1
Historical Information                                                  2
Summary of Net Assets                                                   6
Schedule of Investments                                                 7
Financial Statements                                                    13
Financial Highlights                                                    16
Notes to the Financial Statements Statements                            17
Trustees & Officers                                                     21

Dear Fellow Shareholders:
In the first six months of fiscal 2007, Northeast Investors Trust benefited from continued strong conditions in the high yield market and realized a total return of 8.7%. This result compared favorably with the 7.0% return on the Merrill Lynch Master II Index. We are pleased with the performance, especially given the large portion of the portfolio that has been constituted by low-risk, defensive securities.

While virtually all sectors in the credit markets have been strong recently, notable favorable performances in our portfolio were recorded in the automotive parts and packaging sectors and also by a few of the positions resulting from former distressed credit situations.

From a liquidity perspective, the Trust is currently operating with no leverage, as several of the short-term bonds previously held in the portfolio have matured or have been redeemed by their issuers. We still hold several securities that are scheduled to mature in the near future, and we hope to be able to put the proceeds from those upcoming redemptions to work prudently.

Looking forward, we continue to believe that caution is warranted in the credit markets. The extra yield gained in return for taking on incremental credit risk is at historically low levels. There might also prove to be technical risks to the high yield market in the form of the considerable leverage being used to establish many bond or credit-related positions. Should an external shock of some sort be introduced to the market, we could witness considerable forced selling as those leveraged positions unwind.

Given the circumstances of the markets as of this writing, we are largely comfortable with the portfolio's composition. With short-term rates higher than long-term rates, the yield curve is inverted, and thus, in our view, there is an unusual added attractiveness to reducing risk by shortening the portfolio's maturities. As always, we would be prepared to take on additional risk in search of additional yield if we found the tradeoff to be favorable. The Trustees remain large shareholders in the Trust on a personal basis, so there is a continued mutuality of interest in the Trust's performance.

Respectfully submitted,
Bruce H. Monrad

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673         0.585         0.0000        7.56
2007 (b)           20,338        185,560,129       7.97      1,477,481,317         0.28          0.0000        7.79
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b) Six Months Ended March 31, 2007

Average Annual Total Return (unaudited)
One year ended March 31, 2007                                           12.45%
Five years ended March 31, 2007                                          8.83%
Ten years ended March 31, 2007                                           5.82%

SEC Yield (unaudited)

Yield calculated as of March 31, 2007:                                   5.94%

About Your Fund's Expenses (unaudited)

                                Beginning Account Value         Ending Account Value    Expenses Paid During Period
                                10/1/2006                       3/31/2007               10/01/2006 - 3/31/2007
Actual Return
8.70%                           $1,000.00                       $1,087.00               $5.30
Hypothetical
(5% return before expenses)     $1,000.00                       $1,019.86               $5.13


Example:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)

Distribution by Maturity
(% of portfolio)

Under 1 Year    13%
1-5 Years       48%
5-10 Years      31%
10-15 Years      0%
Over 15 Years    8%
               ----
Total          100%
               ====

Quarterly Portfolio Holdings
Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Summary of Net Assets
March 31, 2007 (unaudited)
                                                                                        % of
                                                                Value                   Net Assets
Corporate Bonds & Notes
Advertising                                                     $30,535,375             2.07%
Automobile & Truck                                               71,721,572             4.85%
Broadcast Cable TV                                               62,193,750             4.21%
Building & Construction                                          10,140,000             0.69%
Chemicals                                                        82,114,100             5.56%
Conglomerate                                                      7,749,100             0.52%
Drug Stores                                                       6,483,750             0.44%
Electrical Utilities                                            149,737,911            10.13%
Energy/Natural Resources                                        142,481,974             9.64%
Entertainment                                                    62,752,425             4.25%
Financial Services                                                1,249,187             0.08%
Food Processing                                                  50,752,588             3.44%
Gaming                                                          153,529,755            10.39%
Grocery Stores/Distributors                                      13,793,279             0.93%
Health Care Diversified                                             375,000             0.03%
Health Care Facilities                                           11,354,400             0.77%
Independent Power Producer                                       53,115,000             3.59%
Integrated Oil & Gas                                              6,651,330             0.45%
Machine/Tools                                                    13,310,305             0.90%
Marketing/Sales                                                  13,260,000             0.90%
Metals & Mining                                                   3,366,577             0.23%
Miscellaneous Manufacturing                                       5,316,000             0.36%
Oil/Gas Exploration                                              32,332,390             2.19%
Packaging & Container                                           141,658,190             9.59%
Paper/Forest Products                                            31,116,544             2.11%
Publishing                                                       15,225,000             1.03%
Real Estate Investment Trust                                     20,450,000             1.38%
Retail Food Chains                                                1,089,761             0.07%
Telecommunications                                                8,020,000             0.54%
Textiles                                                              3,748             0.00%
Transportation                                                    3,045,000             0.21%
                                                             --------------            ------
Total Corporate Bonds & Notes                                $1,204,924,011            81.55%
Total Foreign Bonds                                              16,001,225             1.08%
Total Common Stocks                                             168,261,759            11.39%
Total Warrants                                                    8,604,081             0.58%
Total Repurchase Agreement                                       43,939,074             2.98%
                                                             --------------            -------
Total Investments                                             1,441,730,150            97.58%
Receivables & Cash                                               38,562,963             2.61%
                                                             --------------            -------
Total Assets                                                  1,480,293,113           100.19%
Less Liabilities                                                 (2,811,796)           -0.19%
                                                             --------------           -------
Net Assets                                                   $1,477,481,317           100.00%


Schedule of Investments
March 31, 2007 (unaudited)

Corporate Bonds & Notes Value
Name of Issuer                                                  Principal               (Note B)

Advertising - 2.07%
Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)                 $29,900,000             $30,535,375

Automobile & Truck - 4.85%
Collins and Aikman Products, 10.75%, 12/31/11 (f)                20,000,000                 650,000
Dana Credit Corp., 6.59%, 12/01/07 (c) (d)                        2,108,261               2,076,638
Dana Credit Corp., 7.91%, 8/16/07 (c) (d)                         2,040,253               2,009,649
Delphi Corp. Notes, 6.55%, 6/15/06 (f) (g) 36,950,000 41,199,250
Dura Operating Corp. Senior Notes, Series B, 8.625%,
4/15/12 (f)                                                      35,310,000               9,180,600
HLI Operating Co. Senior Notes, 10.5%, 6/15/10                   15,684,000              16,605,435
                                                                                        -----------
                                                                                         71,721,572

Broadcast Cable TV - 4.21%
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%,
4/30/12 (i)                                                      40,000,000              41,650,000
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%,
4/30/14 (i)                                                       5,000,000               5,206,250
Paxson Comm. Corp. Senior Secured Notes, Series 144A,
FRN, 8.624%, 1/15/12 (i)                                         15,000,000              15,337,500
                                                                                        -----------
                                                                                         62,193,750

Building & Construction - 0.69%
Associated Materials, Inc. Senior Sub Notes, 9.75%, 4/15/12       9,750,000              10,140,000

Chemicals - 5.56%
Lyondell Chemical Senior Secured Notes, 11.125%,
7/15/12 (a)                                                      20,000,000              21,400,000
Nova Chemicals Corp. Notes, 7.4%, 4/01/09                         9,250,000               9,342,500
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08               7,218,408               7,362,776
Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)                  20,000,000              20,100,000
Polyone Corp., 10.625%, 5/15/10                                   7,940,000               8,376,700
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14 (i)                                                       5,195,000               5,324,875
Sterling Chemical, Inc., Series 144A, 10.25%, 4/01/15 (i)         2,000,000               2,007,500
Sterling Chemical, Inc., 10%, 12/19/07                            8,179,301               8,199,749
                                                                                        -----------
                                                                                         82,114,100

Conglomerate - 0.52%
JII Holdings LLC Secured Notes, 13%, 4/01/07                      2,109,100               2,109,100
Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07        6,000,000               5,640,000
                                                                                        -----------
                                                                                          7,749,100

Drug Stores - 0.44%
Rite Aid Corp. Secured Notes, 7.5%, 1/15/15                      $6,500,000              $6,483,750

Electrical Utilities - 10.13%
IPALCO Enterprises, Inc. Senior Secured Notes, 8.375%,
11/14/08 (a)                                                     20,290,000              20,949,425
Midwest Generation LLC Secured Notes, 8.75%, 5/01/34 (a)         50,000,000              54,250,000
Mirant Americas Genr, Inc. Senior Notes, 8.3%, 5/01/11 (f)       17,000,000              17,425,000
Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)        33,000,000              38,115,000
Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08 (a)        18,535,000              18,998,486
                                                                                        -----------
                                                                                        149,737,911

Energy/Natural Resources - 9.64%
Forest Oil Corp. Senior Notes, 7.75%, 5/01/14 (a)                11,604,000              11,778,060
Forest Oil Corp. Senior Notes, 8%, 6/15/08 (a)                   20,405,000              20,838,606
Forest Oil Corp. Senior Notes, 8%, 12/15/11                      16,890,000              17,607,825
Giant Industries, 8%, 5/15/14                                     3,875,000               4,185,000
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)                   20,000,000              20,808,180
Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07             4,615,000               4,626,538
Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10            1,000,000               1,040,630
Parker Drilling Co. Senior Notes, 9.625%, 10/01/13               11,170,000              12,119,450
Parker Drilling Co. Senior Notes, FRN 10.119%, 9/01/10           10,000,000              10,200,000
Pogo Producing Co. Senior Sub. Notes, Series B, 8.25%,
4/15/11 (a)                                                      11,350,000              11,548,625
Pogo Producing Co. Senior Sub. Notes, 7.875%, 5/01/13 (a)         8,808,000               8,874,060
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (a)          18,000,000              18,855,000
                                                                                        -----------
                                                                                        142,481,974

Entertainment - 4.25%
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14           16,710,000              17,002,425
Cinemark USA, Inc. Senior Discount Notes, 0/9.75%,
3/15/14 (b)                                                      50,000,000              45,750,000
                                                                                        -----------
                                                                                         62,752,425

Financial Services - 0.08%
Finova Group, Inc. Notes, 7.5%, 11/15/09                          4,542,500               1,249,187

Food Processing - 3.44%
B&G Foods Senior Sub. Notes, 8%, 10/01/11                         1,000,000               1,012,500
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14               14,150,000              12,752,688
Chiquita Brands Intl. Senior Notes, 8.875%, 12/01/15             22,500,000              21,150,000
Dean Foods Co. Senior Notes, 6.625%, 5/15/09 (a)                 13,032,000              13,194,900
Mrs. Fields Brands Financing Notes, 9%, 3/15/11                   3,500,000               2,642,500
                                                                                        -----------
                                                                                         50,752,588

Gaming - 10.39%
MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)          $37,857,000             $38,046,285
Park Place Entertainment, 8.875%, 9/15/08 (a)                    26,000,000              27,105,000
Park Place Entertainment Senior Notes, 7.5%, 9/01/09             17,000,000              17,765,000
Trump Entertainment Resorts, Inc. Secured Notes, 8.5%,
6/01/15                                                          69,914,327              70,613,470
                                                                                        -----------
                                                                                        153,529,755

Grocery Stores/Distributors - 0.93%
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)             15,000,000               1,218,000
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                8,309,000                 687,154
Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12          11,500,000              11,888,125
                                                                                        -----------
                                                                                         13,793,279

Health Care Diversified - 0.03%
Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)     5,000,000                 375,000

Health Care Facilities - 0.77%
Triad Hospitals, Inc. Senior Notes, 7%, 5/15/12                  10,944,000              11,354,400

Independent Power Producer - 3.59%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10 (a) (i)                                                  27,000,000              28,620,000
Calpine Corp. Senior Secured Notes, Series 144A, 8.75%,
7/15/13 (a) (i)                                                  23,000,000              24,495,000
                                                                                        -----------
                                                                                         53,115,000

Integrated Oil & Gas - 0.45%
Frontier Oil Corp. Senior Notes, 6.625%, 10/01/11                 6,668,000               6,651,330

Machine/Tools - 0.90%
Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%,
2/01/14                                                          13,513,000              13,310,305

Marketing/Sales - 0.90%
Harry and David, Senior Notes, 9%, 3/01/13                       13,000,000              13,260,000

Metals & Mining - 0.23%
Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)                    257,293                 257,293
Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%,
2/01/03 (c) (f) (g)                                              46,230,000               3,106,656
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)               7,776,278                      78
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)            7,286,183                      73
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (f) (g)                                                     495,425                   2,477
                                                                                        -----------
                                                                                          3,366,577

Miscellaneous Manufacturing - 0.36%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06 (f) (g)        $6,645,000              $5,316,000

Oil/Gas Exploration - 2.19%
Newfield Exploration Co. Senior Notes, Series B, 7.45%,
10/15/07 (a)                                                      7,000,000               7,052,500
Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11             4,296,000               4,279,890
Stone Energy Corp. Senior Notes, Series 144A, FRN,
8.124%, 7/15/10 (a) (i)                                          21,000,000              21,000,000
                                                                                        -----------
                                                                                         32,332,390

Packaging & Container - 9.59%
Jefferson Smurfit Corp., 8.25%, 10/01/12                          4,000,000               4,000,000
Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)             30,000,000              30,000,000
Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)            20,000,000              20,100,000
Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09 (f)          25,000,000              25,000,000
Pliant Corp. Secured PIK Notes, 11.625%, 6/15/09                 23,667,276              26,803,190
Stone Container Senior Notes, 8.375%, 7/01/12                     6,000,000               6,015,000
Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%,
11/15/13 (i)                                                     27,500,000              27,500,000
Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%,
8/15/12 (i)                                                       2,000,000               2,240,000
                                                                                        -----------
                                                                                        141,658,190

Paper/Forest Products - 2.11%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (f) (g)                                           14,061,292                 210,919
Scotia Pacific Co. LLC, Series B, 7.71%, 1/20/14 (f)             24,900,000              23,032,500
Scotia Pacific Co. LLC, Series B, 7.11%, 1/20/14 (f)              8,500,000               7,873,125
                                                                                        -----------
                                                                                         31,116,544

Publishing - 1.03%
Houghton Mifflin Co. Notes, 7.2%, 3/15/11                        15,000,000              15,225,000

Real Estate Investment Trust - 1.38%
Crescent Real Estate Eqt. Senior Notes, 9.25%, 4/15/09           20,000,000              20,450,000

Retail Food Chains - 0.07%
Denny's Corp. Holding, Inc., 10%, 10/01/12                          455,000                 485,144
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (c) (f)             942,093                 604,617
                                                                                        -----------
                                                                                          1,089,761

Telecommunications - 0.54%
LCI International, Inc. Senior Notes, 7.25%, 6/15/07              8,000,000               8,020,000

Textiles - 0.00%
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)      $11,750,000                  $1,175
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f) (g)   25,725,000                   2,573
                                                                                        -----------
                                                                                              3,748

Transportation - 0.21%
Gulfmark Offshore, Inc., 7.75%, 7/15/14                           3,000,000               3,045,000

Total Corporate Bonds & Notes - 81.55%
(cost - $1,360,648,373)                                                              $1,204,924,011
                                                                                     --------------

Foreign Bonds                                                                           Value
Name of Issuer                                                  Principal               (Note B)
Foreign Bonds - 1.08%
Republic of Argentina, Series Par, 1.33/5.25%, 12/31/38 (e)      $8,481,129              $4,388,984
Republic of Argentina, Series Discount, 8.28%, 12/31/33           9,921,526              11,528,813
Euro Stabilization Notes, 3/15/26 26                            GBP 106,000                  83,428
                                                                                        -----------
Total Foreign Bonds - (cost - $11,841,728)                                              $16,001,225
                                                                                        -----------

Stocks                                                          Number of               Value
Name of Issuer                                                  Shares                  (Note B)
Common Stock - 11.39%
American Restaurant Group, Inc. (h)                                 710,555              $7,460,827
Chubb Corp.                                                         444,720              22,978,682
Core-Mark Holding Co., Inc. (h)                                     224,333               8,004,201
Crunch Equity Holdings (d) (h)                                       12,237              20,925,270
Darling International, Inc. (h)                                     745,530               4,808,669
General Chemical (c) (d) (h)                                          1,077                 565,425
Holdco (c) (d) (h)                                                   62,100                 589,950
International Airline Support Group (h)                             219,540                   3,293
JPMorgan Chase & Co.                                                370,000              17,900,600
Kaiser Aluminum Corp.                                                39,757               3,101,046
Kronos Worldwide, Inc.                                              270,700               8,773,387
MAXXAM, Inc. (h)                                                    200,000               5,992,000
NL Industries                                                       510,200               5,561,180
Ormet Corp. (d) (h)                                                 839,460              16,411,443
The Penn Traffic Co. (h)                                            164,352               2,720,026
Planet Hollywood International, Inc. (c) (d) (h)                      2,402                      24
Polymer Group, Inc., Class A (h)                                    843,103              21,161,885
Prandium (h)                                                        869,935                   4,350
Romacorp, Inc. (d)                                                   82,220               2,877,700
Safelite Realty Corp. (c) (d) (h)                                     7,403                   3,702
Sterling Chemical, Inc. (h)                                         250,827               2,754,081
Tokheim (d) (h)                                                     180,224                     901
Viskase Cos., Inc. (d) (h)                                        2,096,128               3,353,805
WestPoint Stevens, Inc. (h)                                       1,600,000                   3,200
Zions Bancorporation                                                145,600              12,306,112
                                                                                       ------------
Total Common Stocks - (cost - $270,030,168)                                            $168,261,759
                                                                                       ------------

Number of Warrants                                              Shares or               Value
Name of Issuer                                                  Units                   (Note B)
Warrants - 0.58%
Republic of Argentina Warrants (h)                               34,386,574              $4,745,347
Core-Mark Holding Co., Inc. Warrants (c) (h)                         48,142                 913,735
General Chemical A Warrants (c) (d) (h)                                 622                 227,541
General Chemical B Warrants (c) (d) (h)                                 461                 107,908
Key Energy Service Warrants (c) (h)                                  15,000               2,609,550
                                                                                        -----------
Total Warrants - (cost - $9,954,838)                                                     $8,604,081
                                                                                        -----------

Repurchase Agreement - 2.98%
Investors Bank & Trust Repurchase Agreement, 3.55%, due
4/02/07*                                                         43,939,074              43,939,074
                                                                                        -----------
Total Repurchase Agreement - (cost - $43,939,074)                                       $43,939,074
                                                                                        -----------
Total Investments - 97.58%
(cost - $1,696,414,181)                                                               1,441,730,150
                                                                                      -------------
Net Other Assets - 2.42%                                                                 35,751,167
                                                                                      -------------
Net Assets - 100%                                                                    $1,477,481,317
                                                                                     ==============

* Acquired on March 30, 2007. Collateralized by $46,136,028 of U.S. Government mortgage-backed securities due through 01/01/36. The maturity value is $43,952,073.

(a) All or a portion of security has been pledged to collateralize short-term borrowings.
(b) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(d) All or a portion of security is restricted. The aggregate market value of restricted securities as of
March 31, 2007 is $46,808,955, which represents 3.17% of total net assets. All of these securities are deemed to be liquid.
(e) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f) Non-income producing security due to default or bankruptcy filing.
(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h) Non-income producing security.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $173,381,125 or 11.73% of net assets.
PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note

Statement of Assets
and Liabilities (unaudited)
March 31, 2007
Assets
Investments - at market value (cost $1,696,414,181)                             $1,441,730,150
Receivable for interest                                                             25,660,077
Cash                                                                                 7,963,747
Receivable for investments sold                                                      3,121,528
Receivable for shares sold                                                           1,656,034
Receivable for dividends                                                               128,969
Misc. receivable                                                                        32,608
                                                                                --------------
Total Assets                                                                     1,480,293,113

Liabilities
Payable for trustee fees                                                            $1,847,177
Payable for shares repurchased                                                         543,900
Accrued expenses                                                                       420,719
                                                                                --------------
Total Liabilities                                                                    2,811,796
                                                                                --------------
Net Assets                                                                      $1,477,481,317
                                                                                ==============

Net Assets Consist of:
Capital, at a $1.00 par value                                                     $185,560,129
Paid in surplus                                                                  1,816,795,482
Distribution in excess of net investment income                                     (8,331,392)
Accumulated net realized loss on investments                                      (261,858,871)
Net unrealized depreciation of investments                                        (254,684,031)
                                                                                --------------
Net Assets                                                                      $1,477,481,317
                                                                                ==============
Net Asset Value Value, offering price and redemption price per share
($1,477,481,317/185,560,129 shares) shares)                                               7.97
                                                                                          ====
The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)
Six Months Ended March 31, 2007
Investment Income
Interest                                                                           $52,121,642
Dividends                                                                              868,217
Other Income                                                                           267,994
                                                                                   -----------
Total Income Income                                                                 53,257,853

Expenses
Trustee fees                                                                        $3,606,844
Interest expense                                                                     2,334,616
Administrative expenses and salaries                                                   671,100
Printing, postage and stationery fees                                                  120,500
Commitment fees                                                                        100,587
Auditing fees                                                                           94,185
Legal fees fees                                                                         80,500
Insurance                                                                               45,250
Computer and related expenses                                                           39,200
Registration and filing fees                                                            31,675
Telephone                                                                                9,050
Custodian fees                                                                           2,430
Other expenses                                                                          22,627
                                                                                   -----------
Total Expenses                                                                       7,158,564
                                                                                   -----------
Net Investment Income                                                               46,099,289
                                                                                   -----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                               (5,717,821)
Change in unrealized appreciation (depreciation) of investments                     76,495,610
                                                                                  ------------
Net Increase (Decrease) in Net Assets Resulting from Operations                   $116,877,078
                                                                                  ============
The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets
                                                        Six Months Ended
                                                        March 31,                               Year Ended
                                                        2007                                    September 30,
                                                        (unaudited)                             2006
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                   $46,099,289                             $88,078,582
Net realized gain (loss) from investment transactions    (5,717,821)                            (48,383,119)
Change in unrealized appreciation (depreciation) of
investments                                              76,495,610                              66,305,754
                                                        -----------                             ------------
Net Increase (Decrease) in Net Assets Resulting
From Operations                                         116,877,078                             106,001,217
                                                        -----------                             ------------
Distributions to Shareholders from Net Investment
Income                                                  (50,463,457)                           (103,145,002)
From Net Trust Share Transactions                        20,162,023                              40,770,867
                                                        -----------                             ------------
Total Increase (Decrease) in Net Assets                  86,575,644                              43,627,082
                                                        -----------                             ------------
Net Assets:
Beginning of Period                                   1,390,905,673                           1,347,278,591
                                                     --------------                          ---------------
End of Period                                        $1,477,481,317                          $1,390,905,673
                                                     ==============                          ===============
The accompanying notes are an integral part of the financial statements.

Financial Highlights


                                Six Months
                                Ended
                                March 31, 2007                                     Year Ended September 30,
                                (unaudited)             2006            2005            2004            2003            2002
Per Share Data
Net Asset Value:
Beginning of Period             $7.60                   $7.58           $7.59           $7.19           $7.05           $7.42
Income From Investment          -----                   -----           -----           -----           -----           -----
Operations:
Net investment income            0.25                   0.50            0.51            0.59            0.56            0.65
Net realized and unrealized
gain (loss) on investment        0.40                   0.11            0.02            0.44            0.14           -0.35
                                -----                   -----           -----           -----           -----           -----
Total from investment
operations                       0.65                   0.61            0.53            1.03            0.70            0.30
                                -----                   -----           -----           -----           -----           -----
Less Distributions:
Net investment income           -0.28                  -0.59           -0.54           -0.63           -0.56           -0.67
Capital Gain                      -                      -               -               -               -               -
                                -----                   -----           -----           -----           -----           -----
Net Asset Value:
End of Period                    7.97                   $7.60           $7.58           $7.59           $7.19           $7.05
                                =====                   =====           =====           =====           =====           =====
Total Return                     8.70%                   8.35%           7.11%           14.90%          10.43%          4.00%
Ratios & Supplemental Data
Net assets end of period
(in thousands)                  $1,477,481.3        $1,370,905.7    $1,347,278.6    $1,875,883.4    $1,794,728.6    $1,471,470.0
Ratio of operating expenses to
average net assets*              1.02%#                  1.23%           0.73%           0.67%           0.65%           0.70%
Ratio of interest expense to
average net assets               0.33%#                  0.55%           0.10%           0.03%           0.00%           0.00%
Ratio of net investment
income to average
net assets                       6.56%#                  6.60%           6.62%           7.92%           7.97%           8.61%
Portfolio turnover rate         12.85%#                 16.47%          45.10%          39.80%          13.47%          17.61%
* Includes Interest Expense when applicable
Per Share Data calculated using the Average Share Method
# Annualized
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements for the
six months ended March 31, 2007 (unaudited)

Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on March 31, 2007 was $13,447,688, which represents 0.91% of net assets.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the six months ended March 31, 2007 was $125,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2007 was 3,204,753 shares (1.73%).

Note D - Shares of Beneficial Interest
At March 31, 2007, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                        Six Months Ended                                Year Ended
                                                        March 31, 2007                                  September 30, 2006
                                                Shares                  Amount                   Shares                 Amount
Shares Sold                                   27,349,951           $ 214,208,926               79,712,603           $ 602,930,283
Shares issued to shareholders in
reinvestment of distributions from net
investment income                              4,949,522              38,310,113               10,342,292              77,520,866
                                              ----------           -------------               ----------            -------------
                                              32,299,473             252,519,039               90,054,895             680,181,149
Shares repurchased                           (29,870,985)           (232,357,016)             (84,814,595)           (639,410,282)
                                             -----------           -------------              -----------            -------------
Net Increase (Decrease)                        2,428,488            $ 20,162,023                5,240,300            $ 40,770,867


Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $187,144,259 and $309,235,444, respectively, for the six months ended March 31, 2007.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2007 the Trust has unused lines of credit amounting to $250,000,000. The committed lines of credit may be terminated at the banks' option at their annual renewal dates. The following information relates to aggregate short-term borrowings during the six months ended March 31, 2007:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt outstanding during the
period)                                                             83,399,466
Weighted average interest rate                                           5.70%

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the year ended September 30, 2006 was $103,145,002 and the six months ended March 31, 2007 was $50,463,457, and were classified as ordinary income.

As of September 30, 2006 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income                                        2,341,555
Capital Loss Carryforward:
2007                                                                (2,099,492)
2010                                                                  (511,359)
2011                                                               (89,590,632)
2012                                                               (34,826,775)
2013                                                                (7,636,627)
2014                                                               (56,723,408)
                                                                   ------------
Total capital loss carryforward                                   (191,388,293)
Timing Differences                                                 (57,289,283)
Unrealized gains (losses) - net                                   (344,951,894)
Total distributable earnings (losses) - net                       (591,287,915)
At September 30, 2006 the Trust's Post October loss deferral was  ($49,249,513)

At March 31, 2007 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                         1,696,414,181
Gross unrealized gain                                              104,832,463
Gross unrealized loss                                             (359,516,494)
                                                                --------------
Net unrealized security gain (loss)                               (254,684,031)
                                                                ==============

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not been determined.

Trustees and Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 150 Federal Street, Boston, MA 02110-1745.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                                Principal Occupation(s)/ Other
Name/Age/Service*               Position                                        Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#               Trustee                                         Trustee of Northeast Investors Trust; Trustee of
Age: 76                                                                         Northeast Investors Growth Fund; Director of
Years of Service: 45                                                            New America High Income Fund, Inc.

Bruce H. Monrad#                Trustee and Chairman                            Trustee and Chairman of Northeast Investors
Age: 45                                                                         Trust.
Years of Service: 13

Gordon C. Barrett               Executive Vice                                  Chief Financial Officer of Northeast Investors
Age: 50                         President and Chief                             Trust; Chief Financial Officer of Northeast
Years of Service: 19            Financial Officer                               Investors Growth Fund; Officer of Northeast
                                                                                Investment Management, Inc.

Robert B. Minturn               Clerk, Vice President,                          Officer of Northeast Investors Trust; Trustee and
Age: 67                         and Chief Legal Officer                         Officer of Northeast Investors Growth Fund
Years of Service: 26

INDEPENDENT TRUSTEES
Fred L. Glimp                   Trustee                                         Special Assistant to President Emeritus and
Age: 80                                                                         part time volunteer for Harvard's Alumni Affairs
Years of Service: 26                                                            and Development Department

Peter J. Blampied               Trustee                                         President of Corcoran Management Co., Inc.
Age: 64                                                                         Director of Access Capital Strategies, LLC
Years of Service: 6

Marshall I. Goldman             Trustee                                         Kathryn Wasserman Davis Professor of
Age: 76                                                                         Russian Economics (Emeritus) at Wellesley
Years of Service: 2                                                             College; Senior Scholar and Former Associate
                                                                                Director of the Davis Center for Russian and
                                                                                Eurasian Studies at Harvard University; Director
                                                                                of Century Bank & Trust Co.

George P. Beal                  Trustee                                         Managing Partner, Boston Family Office LLC
Age: 53
Years of Service: 2

Charles R. Daugherty            Trustee                                         Managing Partner, Stanwich Advisors, LLC
Age: 53
Years of Service: 2
Page 21

Hon. Maurice H.                 Trustee                                         Assistant Professor, Law & Psychiatry Program,
Richardson                                                                      Department of Psychiatry, University of
Age: 78                                                                         Massachusetts Medical School; Director of the
Years of Service: 2                                                             Advisors Charitable Gift Fund.

* The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees
Ernest E. Monrad                Fred L. Glimp
Peter J. Blampied               Bruce H. Monrad
Charles R. Daugherty            George P. Beal
Marshall I. Goldman             Hon. Maurice H. Richardson

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., Vice President
Gordon C. Barrett, Executive Vice President & Chief Financial Officer Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Richard J. Semple, Chief Compliance Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by

                           Northeast Investors Trust
                               150 Federal Street
                          Boston, Massachusetts 02110
                         (800) 225-6704 (617) 523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.


Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.
(a) The registrants principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrants disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.
(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.


(a)(1) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.





                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: May 29, 2007


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: May 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: May 29, 2007


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: May 29, 2007


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 29, 2007
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 29, 2007
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended March 31, 2007 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  May 29, 2007
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  May 29, 2007
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.